Offerings - Offering: 1	Nov. 13, 2026 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 6,346,520
Fee Rate	0.0087%
Amount of Registration Fee	$ 552.15
Offering Note

(1)	Solely for the purpose of calculating the filing fee under Rule 0-11(c)(2) under the Exchange Act, the maximum aggregate value of the transaction was determined as the sum of (a) the C$4,000,000 Cash Consideration and (b) C$5,000,000, the value attributed to the 5% Royalty in the Purchase Agreement, totaling C$9,000,000 (the Base Purchase Price), converted into U.S. dollars at an exchange rate of C$1.4181 per US$1.00 on November 10, 2026, the most recent rate published before the date of filing (C$9,000,000 ÷ 1.4181 = US$6,346,520, rounded to the nearest dollar). The transaction valuation does not include any amount that may be paid upon exercise of the call right under the Call Agreement, which is contingent and at the discretion of the Call Affiliate.

(2)	Determined in accordance with Section 14(g) of the Exchange Act and Rule 0-11 by multiplying the transaction valuation by 0.0000870.